Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
Revenue Categories
The following table sets forth reported revenue by category:

For the year ended December 31, 2018
	Service Revenues
	Wireless	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$54,701	$-	$-	$-	$-	$232	$-	$16,411	$71,344
Entertainment Group	-	7,956	3,041	31,762	-	1,595	2,097	9	46,460
Business Wireline	-	12,310	10,697	-	-	-	2,996	824	26,827
WarnerMedia
Turner	-	-	-	4,207	295	2,330	147	-	6,979
Home Box Office	-	-	-	3,201	391	-	6	-	3,598
Warner Bros.	-	-	-	47	8,216	53	387	-	8,703
Eliminations and Other	-	-	-	74	(518)	78	27	-	(339)
Latin America
Vrio	-	-	-	4,784	-	-	-	-	4,784
Mexico	1,701	-	-	-	-	-	-	1,167	2,868
Xandr	-	-	-	-	-	1,740	-	-	1,740
Corporate and Other	-	-	-	-	-	-	1,191	-	1,191
Eliminations and consolidations	-	-	-	-	(1,843)	(1,595)	39	-	(3,399)
Total Operating Revenues	$56,402	$20,266	$13,738	$44,075	$6,541	$4,433	$6,890	$18,411	$170,756

Contract with Customer, Asset and Liability [Table Text Block]
Contract asset	$1,896
Contract liability	6,856

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Pension and Postretirement Benefits
	Historical	Effect of
	Accounting	Adoption of	As
	Method	ASU 2017-07	Adjusted
For the year ended December 31, 2018
Consolidated Statements of Income
Other cost of revenues	$31,533	$1,373	$32,906
Selling, general and administrative expenses	32,416	4,349	36,765
Operating Income	31,818	(5,722)	26,096
Other Income (Expense) – net	1,060	5,722	6,782
Net Income	19,953	-	19,953

For the year ended December 31, 2017
Consolidated Statements of Income
Other cost of revenues	$37,511	$431	$37,942
Selling, general and administrative expenses	34,917	548	35,465
Operating Income	20,949	(979)	19,970
Other Income (Expense) – net	618	979	1,597
Net Income	29,847	-	29,847

For the year ended December 31, 2016
Consolidated Statements of Income
Other cost of revenues	$38,276	$306	$38,582
Selling, general and administrative expenses	36,347	498	36,845
Operating Income	24,347	(804)	23,543
Other Income (Expense) – net	277	804	1,081
Net Income	13,333	-	13,333

	Cash Flows
	Historical	Effect of	Effect of
	Accounting	Adoption of	Adoption of	As
	Method	ASU 2016-15	ASU 2016-18	Adjusted
For the year ended December 31, 2018
Consolidated Statements of Cash Flows
Changes in other current assets	$(6,446)	$-	$4	$(6,442)
Equipment installment receivables and related sales	10	(500)	-	(490)
Other – net	3,520	-	(129)	3,391
Cash Provided by (Used in) Operating Activities	44,227	(500)	(125)	43,602
(Purchases) sales of securities – net	7	-	(192)	(185)
Cash collections of deferred purchase price	-	500	-	500
Cash (Used in) Provided by Investing Activities	(63,453)	500	(192)	(63,145)
Change in cash and cash equivalents and restricted cash	(45,215)	-	(317)	(45,532)

For the year ended December 31, 2017
Consolidated Statements of Cash Flows
Changes in other current assets	$(777)	$-	$(1)	$(778)
Equipment installment receivables and related sales	(263)	(976)	-	(1,239)
Other – net	(1,151)	-	(164)	(1,315)
Cash Provided by (Used in) Operating Activities	39,151	(976)	(165)	38,010
(Purchases) sales of securities – net	(4)	-	453	449
Cash collections of deferred purchase price	-	976	-	976
Cash (Used in) Provided by Investing Activities	(20,372)	976	453	(18,943)
Change in cash and cash equivalents and restricted cash	44,710	-	287	44,997

For the year ended December 31, 2016
Consolidated Statements of Cash Flows
Changes in other current assets	$1,708	$-	$1	$1,709
Equipment installment receivables and related sales	(576)	(731)	-	(1,307)
Other – net	(2,414)	-	(172)	(2,586)
Cash Provided by (Used in) Operating Activities	39,344	(731)	(171)	38,442
(Purchases) sales of securities – net	506	-	166	672
Cash collections of deferred purchase price	-	731	-	731
Cash (Used in) Provided by Investing Activities	(24,215)	731	166	(23,318)
Change in cash and cash equivalents and restricted cash	667	-	(5)	662

At or for the year ended December 31, 2018	As Reported	Historical Accounting Method
Consolidated Statement of Income:
Service Revenues	$152,345	$157,979
Equipment Revenues	18,411	16,324
Total Operating Revenues	170,756	174,303
Other cost of revenues	32,906	36,636
Selling, general and administrative expenses	36,765	38,961
Total Operating Expenses	144,660	150,586
Operating income	26,096	23,717
Income before income taxes	24,873	22,494
Income tax expense	4,920	4,337
Net income	19,953	18,157
Net income attributable to AT&T	$19,370	$17,597

Basic Earnings per Share Attributable to AT&T	$2.85	$2.59
Diluted Earnings per Share Attributable to AT&T	$2.85	$2.59

Consolidated Balance Sheet:
Other current assets	$17,704	$14,756
Other Assets	24,809	22,144
Accounts payable and accrued liabilities	43,184	43,363
Advanced billings and customer deposits	5,948	6,012
Deferred income taxes	57,859	56,485
Other noncurrent liabilities	30,233	29,937
Retained earnings	58,753	54,616
Accumulated other comprehensive income	4,249	4,258
Noncontrolling interest	$9,795	$9,737